S000000552 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	131 Months Ended	364 Months Ended	462 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.90%	1.20%	2.34%
S&P Municipal Bond California Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	1.83%	1.04%	2.34%
Lipper California Municipal Debt Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	2.50%	0.74%	2.13%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		(1.41%)	(0.40%)	1.74%
Performance Inception Date						Sep. 07, 1994
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.42%)	(0.41%)	1.73%
Performance Inception Date						Sep. 07, 1994
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.59%	0.36%	2.05%
Performance Inception Date						Sep. 07, 1994
Class C
Prospectus [Line Items]
Average Annual Return, Percent		1.98%	(0.36%)	1.54%
Performance Inception Date					Feb. 10, 2014
Class I
Prospectus [Line Items]
Average Annual Return, Percent		3.10%	0.64%	2.38%
Performance Inception Date							Jul. 01, 1986

[1]	An index designed to measure the performance of the tax-exempt U.S. municipal bond market.
[2]	An index designed to measure the performance of the tax-exempt California municipal bond market.
[3]	Represents the average annualized total return for all reporting funds in the Lipper California Municipal Debt Funds Classification.